TIAA-CREF Life Funds	Supplement

TIAA-CREF Life Funds

TIAA-CREF Life Large-Cap Value Fund
TIAA-CREF Life Core Bond Fund

SUPPLEMENT NO. 2
dated March 21, 2023, to the Statutory Prospectus dated May 1, 2022

Effective March 21, 2023, Rossana Ivanova has been added to the portfolio management team of the TIAA-CREF Life Large-Cap Value Fund (the “Large-Cap Value Fund”). Consequently, the following is hereby added to the sub-section entitled “Portfolio Manager” in the section entitled “Portfolio management” on page 30 of the Statutory Prospectus:

Portfolio Managers. The following persons are primarily responsible for the management of the Fund on a day-to-day basis:

Name:	Rossana Ivanova
Title:	Senior Director
Experience on Fund:	since 2023

Additionally, as a result of the portfolio management team change described above, the following is hereby added to the entry for the Large-Cap Value Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on page 121 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
Rossana Ivanova
Senior Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2021 to Present (equity research for domestic portfolios); Atlantic Investment Management, Inc.—2007 to 2021 (equity research for domestic and non-U.S. portfolios)	2021	2005	2023

Effective March 21, 2023, John Cerra is no longer a portfolio manager of the TIAA-CREF Life Core Bond Fund (the “Core Bond Fund”). Therefore, all references to Mr. Cerra are hereby removed from the Core Bond Fund’s portfolio management team disclosure in the Statutory Prospectus.

Effective March 21, 2023, Peter Agrimson has been added to the portfolio management team of the Core Bond Fund. Consequently, the following is hereby added to the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 65 of the Statutory Prospectus:

Name:	Peter Agrimson, CFA
Title:	Managing Director
Experience on Fund:	since 2023

Additionally, as a result of the portfolio management team changes described above, the following is hereby added to the entry for the Core Bond Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on page 122 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
Peter Agrimson, CFA
Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—2008 to Present (fixed-income portfolio management)	2014	2005	2023

A41373 (3/23)

TIAA-CREF Life Funds	Supplement

TIAA-CREF Life Funds

SUPPLEMENT NO. 4
dated March 21, 2023 to the Statement of Additional Information (“SAI”) dated May 1, 2022, as supplemented through January 9, 2023

Effective March 21, 2023, Rossana Ivanova has been added to the portfolio management team of the TIAA-CREF Life Large-Cap Value Fund (the “Large-Cap Value Fund”).

Accordingly, effective immediately, the following is hereby added to the entry for the Large-Cap Value Fund in the chart currently appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 51 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*†
Rossana Ivanova**	0	0	0	$0	$0	$0	$0

*	Includes notional amounts awarded in connection with long-term compensation awards described above.
†	Because shares of the Funds are sold only in offerings to insurance company separate accounts, portfolio managers cannot directly own shares in the Funds. In order to own shares in the Funds, a portfolio management team member would need to own a variable life insurance policy or variable annuity contract.
**	This information is as of December 31, 2022.

Effective March 21, 2023, John Cerra is no longer a portfolio manager of the TIAA-CREF Life Core Bond Fund (the “Core Bond Fund”). Therefore, all references to Mr. Cerra are hereby removed from the portfolio management team disclosure for this Fund in the SAI.

Effective March 21, 2023, Peter Agrimson has been added to the portfolio management team of the Core Bond Fund.

Accordingly, effective immediately, the following is hereby added to the entry for the Core Bond Fund in the chart currently appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 51 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*†
Peter Agrimson**	5	0	3	$3,665	$0	$13	$0

*	Includes notional amounts awarded in connection with long-term compensation awards described above.
†	Because shares of the Funds are sold only in offerings to insurance company separate accounts, portfolio managers cannot directly own shares in the Funds. In order to own shares in the Funds, a portfolio management team member would need to own a variable life insurance policy or variable annuity contract.
**	This information is as of December 31, 2022.

A41374 (3/23)